UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21225
Investment Company Act File Number
Eaton Vance Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Bond Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.7%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.2%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$576,795
600	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	685,338

		$1,262,133

Hospital — 9.9%
$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$787,214
1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	1,269,925
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370,533

		$2,427,672

Insured-Electric Utilities — 4.8%
$1,095	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,177,979

		$1,177,979

Insured-Escrowed/Prerefunded — 6.2%
$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,503,853

		$1,503,853

Insured-General Obligations — 14.8%
$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,261,589
1,000	Revere, (AGC), 5.00%, 4/1/39	1,034,310
300	Tewksbury, (AGM), 4.625%, 3/15/27	318,138

		$3,614,037

Insured-Hospital — 2.2%
$260	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/25	$263,286
140	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/31	140,304
125	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.125%, 11/15/35	125,408

		$528,998

Insured-Lease Revenue/Certificates of Participation — 11.1%
$1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	$1,019,610
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	495,371
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,201,650

		$2,716,631

Insured-Other Revenue — 6.0%
$1,315	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,461,636

		$1,461,636

Insured-Private Education — 21.3%
$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,294,012
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,260,982
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	844,215
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	766,628

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	$1,026,730

		$5,192,567

Insured-Public Education — 14.6%
$260	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/33	$271,721
320	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/38	332,054
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	792,946
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	1,006,150
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,150,920

		$3,553,791

Insured-Special Tax Revenue — 19.0%
$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,243,669
750	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	854,722
400	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	479,916
1,160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,202,479
5,265	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	300,316
1,725	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	195,822
2,090	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	220,704
1,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	130,102

		$4,627,730

Insured-Water Revenue — 10.0%
$675	Massachusetts Water Resources Authority, (AGM), 5.00%, 8/1/32	$686,934
860	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	971,276
830	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	774,232

		$2,432,442

Private Education — 26.6%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$758,483
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,117,620
750	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	840,637
1,350	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,427,098
1,250	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,352,400

		$6,496,238

Senior Living/Life Care — 2.5%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$620,220

		$620,220

Special Tax Revenue — 5.3%
$1,210	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/35	$1,283,834

		$1,283,834

Transportation — 4.2%
$1,000	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,019,710

		$1,019,710

Total Tax-Exempt Investments — 163.7% (identified cost $39,073,343)		$39,919,471

Short-Term Investments — 1.4%

Principal
Amount
(000’s omitted)	Description	Value
$343	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$343,147

Total Short-Term Investments — 1.4% (identified cost $343,147)		$343,147

Total Investments — 165.1% (identified cost $39,416,490)		$40,262,618

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.7)%		$(13,576,019)

Other Assets, Less Liabilities — (9.4)%		$(2,302,265)

Net Assets Applicable to Common Shares — 100.0%		$24,384,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 66.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 28.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$525,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(29,719)
Merrill Lynch Capital Services, Inc.	862,500	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(65,599)

					$(95,318)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $95,318.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,135,711

Gross unrealized appreciation	$1,606,226
Gross unrealized depreciation	(809,319)

Net unrealized appreciation	$796,907

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$39,919,471	$—	$39,919,471
Short-Term Investments	—	343,147	—	343,147

Total Investments	$—	$40,262,618	$—	$40,262,618

Liability Description

Interest Rate Swaps	$—	$(95,318)	$—	$(95,318)

Total	$—	$(95,318)	$—	$(95,318)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2010